iShares
®
U.S. Energy ETF
Schedule of Investments
(unaudited)
January 31, 2024
(Percentages shown are based on Net Assets)
1
Schedule of Investments
Security Shares Value
a
Common Stocks
Electrical Equipment  —  0 .2%
ChargePoint Holdings, Inc. , Class A
(a) (b)
.......... 223,570 $ 424,783
Plug Power, Inc.
(a) (b)
....................... 379,588 1,689,167
2,113,950
a
Energy Equipment & Services  —  8 .9%
Baker Hughes Co. , Class A .................. 733,022 20,891,127
Halliburton Co. .......................... 650,055 23,174,461
NOV, Inc. .............................. 283,818 5,537,289
Schlumberger Ltd. ........................ 1,078,858 52,540,384
TechnipFMC PLC ........................ 313,173 6,056,766
108,200,027
a
Oil, Gas & Consumable Fuels  —  88 .9%
Antero Midstream Corp. .................... 244,763 2,995,899
Antero Resources Corp.
(a)
................... 204,156 4,560,845
APA Corp. ............................. 221,691 6,945,579
Cheniere Energy, Inc. ...................... 173,560 28,462,104
Chesapeake Energy Corp. .................. 90,581 6,984,701
Chevron Corp. ........................... 1,213,235 178,867,236
ConocoPhillips .......................... 847,141 94,769,664
Coterra Energy, Inc. ....................... 540,047 13,436,369
Devon Energy Corp. ....................... 463,766 19,487,447
Diamondback Energy, Inc. ................... 129,058 19,841,377
DT Midstream, Inc. ........................ 70,045 3,760,716
EOG Resources, Inc. ...................... 445,178 50,656,805
EQT Corp. ............................. 260,766 9,231,116
Exxon Mobil Corp. ........................ 2,689,424 276,499,681
Hess Corp. ............................. 201,096 28,260,021
HF Sinclair Corp. ......................... 104,717 5,915,463
Kinder Morgan, Inc. , Class P ................. 1,419,263 24,013,930
Marathon Oil Corp. ........................ 437,196 9,989,929
Marathon Petroleum Corp. .................. 282,156 46,725,034
New Fortress Energy, Inc. , Class A
(b)
............ 46,754 1,553,635
Occidental Petroleum Corp. .................. 497,300 28,629,561
ONEOK, Inc. ............................ 420,966 28,730,930
Security Shares Value
a
Oil, Gas & Consumable Fuels (continued)
Ovintiv, Inc. ............................. 185,656 $ 7,875,528
Phillips 66 .............................. 331,605 47,853,918
Pioneer Natural Resources Co. ............... 172,331 39,606,834
Range Resources Corp. .................... 169,418 4,919,899
Southwestern Energy Co.
(a)
.................. 793,882 5,120,539
Targa Resources Corp. ..................... 159,915 13,586,378
Texas Pacific Land Corp. .................... 4,461 6,518,993
Valero Energy Corp. ....................... 246,089 34,181,762
Williams Companies, Inc. (The) ............... 887,187 30,749,901
1,080,731,794
a
Semiconductors & Semiconductor Equipment  —  1 .7%
Enphase Energy, Inc.
(a) (b)
.................... 96,270 10,024,595
First Solar, Inc.
(a) (b)
........................ 76,989 11,263,491
21,288,086
a
Total Long-Term Investments — 99.7%
(Cost: $ 1,050,147,894 ) ............................... 1,212,333,857
a
Short-Term Securities
Money Market Funds  —  0 .5%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 5.51%
(c) (d) (e)
...................... 3,423,121 3,425,175
BlackRock Cash Funds: Treasury, SL Agency Shares ,
5.32%
(c) (d)
............................ 2,119,794 2,119,794
a
Total Short-Term Securities — 0.5%
(Cost: $ 5,542,194 ) .................................. 5,544,969
Total Investments — 100.2%
(Cost: $ 1,055,690,088 ) ............................... 1,217,878,826
Liabilities in Excess of Other Assets — ( 0 .2 ) % ............... (2,342,521)
Net Assets — 100.0% ................................. $ 1,215,536,305
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
04/30/23
Purchases
at Cost
Proceeds
from Sale
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
01/31/24
  Shares Held
at 01/31/24 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock
Cash Funds:
Institutional, SL
Agency Shares . $ 11,919,612  $ —  $ (8,499,722)
(a)
$ 7,239  $ (1,954) $ 3,425,175  3,423,121  $ 104,747
(b)
$ —
BlackRock Cash
Funds: Treasury,
SL Agency Shares 2,781,854  —  (662,060)
(a)
—  —  2,119,794  2,119,794  84,003  —
$ 7,239  $ (1,954)
$ 5,544,969
$ 188,750  $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments
(unaudited) (continued)
January 31, 2024
iShares
®
U.S. Energy ETF
2
Derivative Financial Instruments Outstanding as of Period End
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation
Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini Energy Select Sector Index ......................................................... 35 03/15/24 $ 3,070 $ (64)
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 1,212,333,857  $ —  $ —  $ 1,212,333,857
Short-Term Securities
Money Market Funds ...................................... 5,544,969  —  —  5,544,969
$ 1,217,878,826  $ —  $ —  $ 1,217,878,826
Derivative Financial Instruments
(a)
Liabilities
Equity Contracts ........................................... $ (64) $ —  $ —  $ (64)
a
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.